Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information:
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig UDW" or "Group"). Ocean Rig was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. The Company was established by DryShips Inc. ("DryShips" or formerly the "Parent") for the purpose of being the holding company of its drilling segment. From June 8, 2015, and followirg a public offering (Note 10), the Company has been considered as an affiliate entity and not as a controlled subsidiary of DryShips. DryShips is currently impacted by the prolonged downturn in the drybulk charter market. The Company, in the preparation of its consolidated financial statements, has considered its relationship to DryShips and any impact to its formerly Parent's financial condition might have on its own consolidated financial statements. Based on its assessment, the Company has concluded that there is no impact on the basis of preparation of its consolidated financial statements.
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F (File No. 001-35298) for the fiscal year ended December 31, 2014, filed with the SEC on March 9, 2015.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements and include the accounts and operating results of Ocean Rig UDW, its wholly-owned subsidiaries and its VIEs. As of December 31, 2014 and June 30, 2015, the Company consolidated one VIE for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2014, were $64,314 and $65,358, respectively, while total liabilities exceeded total assets by $1,044. The VIE's total assets and liabilities, as of June 30, 2015, were $67,821 and $74,010, respectively, while total liabilities exceeded total assets by $6,189.
In the opinion of the management, these unaudited interim condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2015, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2015.